Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note 17 –	Related Party Transactions

Lee’s Pharmaceutical Holdings Limited

As of
December 31, 2018
and
2017,
Lee’s beneficial ownership of our issued and outstanding shares of common stock was
40%
and
73%,
respectively.

From
June 2017
through
December 2018
we entered into transactions with Lee’s as follows:

●	In June 2017, we entered into a licensing agreement with an affiliate of Lee’s ( see , Note 16 – Collaboration, Licensing and Research Funding Agreements)
●	In October 2017, we completed a $10 million Share Purchase Agreement with an affiliate of Lee’s ( see , Note 14 – Stockholders Equity)
●	During 2018, we entered into multiple loan agreements with an affiliate of Lee’s ( see , Note 11 – Loan Payable)
●	In April 2018, we completed a $2.6 million private placement with an affiliate of Lee’s ( see , Note 14 – Stockholders Equity)
●
In conjunction with the CVie Acquisition in
December 2018,
we issued shares of common stock to Lee’s as a
49%
shareholder in CVie Investment and entered into an indemnification letter agreement with Lee’s (
see
, Note
3
– Business Combination)

●
In
December 2018,
as part of the Private Placement Financing, we converted
$6.0
million of existing loan payable obligations to the Lee’s affiliate on the same economic terms as those of the other investors (
see
, Note
11
– Loan Payable)

●	Our $4.5 million bank credit facility is guaranteed by Lee’s ( see , Note 11 – Loan Payable)

Panacea Venture and KPCB-China

Mr. James Huang, who in connection with the CVie Acquisition in
December 2018
was appointed as a director and Chairman of our Board, is a founding and Managing Partner to Panacea Venture (Panacea) and, since
2011,
has served as a Managing Partner of Kleiner Perkins Caufield & Byers (KPCB) – China. During
2018
we had the following transactions with Panacea and KCPB:

●	In July 2018, we issued a $1.5 million secured convertible promissory note (Note) to an affiliate of Panacea. The Note was paid in full in December 2018 ( see , Note 12 – Convertible Note Payable)
●
In
December 2018,
we issued
114,415
shares of our common stock to Rui Jin (HK) Consulting Management Company Limited, an affiliate of Panacea, for services rendered before Panacea and Mr. Huang became related parties to us.

●
In
December 2018,
conjunction with the CVie Acquisition, we issued shares of common stock to an investment fund managed by KPCB that was a
27%
shareholder in CVie (
see
, Note
3
– Business Combination).  Mr. Huang disclaims any beneficial interest in this KPCB investment fund.

●	In December 2018, Panacea was an investor in the Private Placement Financing ( see , Note 14 – Stockholders Equity)

As of
December 31, 2018,
Panacea and KPCB each had a
14%
beneficial ownership of our issued and outstanding shares of common stock.